Changes in liabilities from financing activities (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Changes in Liabilities From Financing Activities
	January 1, 2018		Cash flow		Payment of interest from of loans and financing and debentures		Interest + Exchange and monetary variation		Proceeds loans and financing obtained		Others (*)		December 31, 2018
Loans and financing current		14,139		(17,835)		(17,525)		57,675		5,492		559,529		601,475
Loans and financing non-current		371,375		—		—		—		215,428		(559,981)		26,822
Debentures current		—		—		—		—		—		966,386		966,386
Debentures non-current		1,068,979		—		—		81,259		(183,852)		(966,386)		—
Total liabilities from financing activities		1,454,493		(17,835)		(17,525)		138,934		37,068		(452)		1,594,683

	January 1, 2017		Cash flow		Payment of interest from of loans and financing and debentures		Interest + Exchange and monetary variation		Proceeds loans and financing obtained		Others (*)		December 31, 2017
Loans and financing current		16,732		(21,093)		(11,295)		13,051		378,154		(361,410)		14,139
Loans and financing non-current		9,965		—		—		—		—		361,410		371,375
Debentures current		1,665,629		(77,816)		(288,151)		125,831		(356,514)		(1,068,979)		—
Debentures non-current		—		—		—		—		—		1,068,979		1,068,979
Accounts payable from acquisition of investments current		4,856		(9,001)		—		(711)		—		4,856		—
Accounts payable from acquisition of investments non-current		4,856		—		—		—		—		(4,856)		—

Total liabilities from financing activities		1,702,038		(107,910)		(299,446)		138,171		21,640		—		1,454,493

	January 1, 2016	Cash flow	Payment of interest from of loans and financing and debentures	Interest + Exchange and monetary variation	Proceeds loans and financing obtained	Others (*)	December 31, 2016
Loans and financing current	64,133	(60,514)	(9,506)	5,867	6,540	10,212	16,732
Loans and financing non-current	20,177	—	—	—	—	(10,212)	9,965
Debentures current	1,417,081	—	—	248,548	—	—	1,665,629
Accounts payable from acquisition of investments current	47,041	(64,039)	—	—	—	21,854	4,856
Accounts payable from acquisition of investments non-current	26,710	—	—	—	—	(21,854)	4,856

Total liabilities from financing activities	1,575,142	(124,553)	(9,506)	254,415	6,540	—	1,702,038

(*)	Debt restructuring - refer to Note 14 for further details.